UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Vanguard Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.43%
Boeing Company (The)	608,400	$63,875,916
United Technologies Corporation	254,600	20,490,208
		84,366,124
Beverages - 3.00%
PepsiCo, Inc.	779,700	57,120,822

Capital Equipment - 5.24%
Deere & Company	620,400	92,079,768
Joy Global Inc.	152,600	7,755,895
		99,835,663
Chemicals - Petroleum and Inorganic - 5.40%
Monsanto Company	1,200,900	102,965,166

Communications Equipment - 9.57%
Cisco Systems, Inc.*	2,891,000	95,764,375
Nokia Corporation, Series A, ADR	1,784,000	67,667,120
QUALCOMM Incorporated	450,000	19,012,500
		182,443,995
Computers - Main and Mini - 3.65%
Hewlett-Packard Company	1,398,800	69,646,252

Computers - Micro - 6.23%
Apple Inc.*	773,300	118,689,951

Computers - Peripherals - 4.84%
Adobe Systems Incorporated*	1,501,500	65,570,505
Electronic Arts Inc.*	478,000	26,772,780
		92,343,285
Consumer Electronics - 5.33%
Research In Motion Limited*	1,031,100	101,594,283

Defense - 2.21%
General Dynamics Corporation	497,700	42,040,719

Electrical Equipment - 1.00%
Emerson Electric Co.	359,200	19,116,624

Electronic Components - 0.85%
Microchip Technology Incorporated	447,955	16,260,766

Electronic Instruments - 1.25%
Thermo Fisher Scientific Inc.*	411,600	23,757,552

Food and Related - 0.79%
Wm. Wrigley Jr. Company	235,600	15,132,588

Health Care - Drugs - 12.64%
Abbott Laboratories	1,173,100	62,901,622
Alcon, Inc.	150,300	21,631,176
Allergan, Inc.	366,000	23,596,020
Genentech, Inc.*	432,600	33,751,452
Gilead Sciences, Inc.*	1,567,100	64,023,870
Schering-Plough Corporation	1,107,700	35,036,551
		240,940,691
Health Care - General - 1.99%
Baxter International Inc.	258,000	14,520,240
Zimmer Holdings, Inc.*	288,000	23,325,120
		37,845,360
Hotels and Gaming - 6.24%
Las Vegas Sands, Inc.*	891,300	118,917,246

Household - General Products - 4.03%
Colgate-Palmolive Company	1,077,900	76,875,828

Insurance - Life - 1.49%
Aflac Incorporated	498,100	28,411,624

Petroleum - Services - 7.65%
Schlumberger Limited	684,900	71,914,500
Smith International, Inc.	1,034,954	73,895,716
		145,810,216
Retail - General Merchandise - 1.70%
Kohl's Corporation*	563,800	32,322,654

Security and Commodity Brokers - 6.63%
CME Group Inc.	146,100	85,811,835
Goldman Sachs Group, Inc. (The)	111,000	24,058,140
UBS AG	311,100	16,566,075
		126,436,050
Timesharing and Software - 2.49%
Google Inc., Class A*	83,600	47,441,746

TOTAL COMMON STOCKS - 98.65%		$1,880,315,205

(Cost: $1,244,688,907)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Electrical Equipment - 0.68%
W.W. Grainger, Inc.,
4.95%, 10-2-07	$13,050	13,048,206

Restaurants - 0.67%
Starbucks Corporation,
5.5%, 10-1-07	12,731	12,731,000

TOTAL SHORT-TERM SECURITIES - 1.35%		$25,779,206

(Cost: $25,779,206)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,906,094,411

(Cost: $1,270,468,113)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007